Debt Securities (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments, Debt Securities [Abstract]
Disclosure of detailed information about debt securities

	2025	2024
	$m	$m
Financial Products Program	4,226.1	2,667.4
Tier 2 Program	0.9	7.2
EMTN Program	382.0	333.4
Senior Note Program	1,112.6	596.5
	5,721.6	3,604.5